Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Inventory Disclosure [Line Items]
Write-down of inventory	$ 3.3	$ 4.8